Consolidated Statements Of Cash Flows (USD $) In Millions	12 Months Ended
	May 29, 2011	May 30, 2010	May 31, 2009
Cash flows - operating activities
Net earnings	$ 476.3	$ 404.5	$ 372.2
Losses (earnings) from discontinued operations, net of tax	2.4	2.5	(0.4)
Adjustments to reconcile net earnings from continuing operations to cash flows:
Depreciation and amortization	316.8	300.9	283.1
Asset impairment charges, net	4.7	6.2	12.0
Amortization of loan costs	2.8	3.3	3.3
Stock-based compensation expense	66.6	53.5	41.5
Change in current assets and liabilities	12.2	144.3	(79.7)
Contributions to pension and postretirement plan	(13.2)	(0.6)	(1.2)
Loss on disposal of land, buildings and equipment	6.9	0.3	1.1
Change in cash surrender value of trust-owned life insurance	(13.7)	(7.7)	17.1
Deferred income taxes	28.8	(10.2)	89.5
Change in deferred rent	17.1	15.4	16.1
Change in other liabilities	(15.4)	(14.4)	21.6
Income tax benefits from exercise of stock-based compensation credited to Goodwill	0.2	1.4	0.9
Other, net	2.2	4.0	6.4
Net cash provided by operating activities of continuing operations	894.7	903.4	783.5
Cash flows - investing activities
Purchases of land, buildings and equipment	(547.7)	(432.1)	(535.3)
Proceeds from disposal of land, buildings and equipment	7.0	12.5	4.6
Purchases of marketable securities	(6.5)	(15.5)	(42.0)
Proceeds from sale of marketable securities	5.1	12.8	13.9
Increase in other assets	(10.6)	(6.4)	(3.6)
Net cash used in investing activities of continuing operations	(552.7)	(428.7)	(562.4)
Cash flows - financing activities
Proceeds from issuance of common stock	63.0	66.3	57.5
Income tax benefits credited to equity	17.7	20.1	22.2
Dividends paid	(175.5)	(140.0)	(110.2)
Purchases of treasury stock	(385.5)	(85.1)	(144.9)
ESOP note receivable repayments	1.8	1.8	3.9
Proceeds from issuance (repayments) of short-term debt, net	185.5	(150.0)	(28.4)
Repayment of long-term debt	(226.8)	(1.8)	(3.9)
Principal payments on capital leases	(1.2)	(1.3)	(1.0)
Net cash used in financing activities of continuing operations	(521.0)	(290.0)	(204.8)
Cash flows - discontinued operations
Net cash used in operating activities of discontinued operations	(2.1)	(1.4)	(1.1)
Net cash provided by investing activities of discontinued operations	2.8	2.6	4.5
Net cash provided by discontinued operations	0.7	1.2	3.4
(Decrease) increase in cash and cash equivalents	(178.3)	185.9	19.7
Cash and cash equivalents- beginning of year	248.8	62.9	43.2
Cash and cash equivalents - end of year	70.5	248.8	62.9
Cash flows from changes in current assets and liabilities
Receivables, net	(5.9)	(15.8)	31.8
Inventories	(79.3)	26.2	(30.2)
Prepaid expenses and other current assets	(5.0)	(5.0)	(1.5)
Accounts payable	5.5	27.6	(25.2)
Accrued payroll	5.3	23.6	8.8
Prepaid/accrued income taxes	4.7	52.7	(55.9)
Other accrued taxes	2.3	1.8	4.9
Unearned revenues	27.3	26.9	(14.3)
Other current liabilities	57.3	6.3	1.9
Change in current assets and liabilities	$ 12.2	$ 144.3	$ (79.7)